Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization expense			$ 0	$ 0
Impairment contract assets			0	0
Company recognized	$ 2,600,000	$ 3,000,000	4,300,000	7,800,000	$ 7,800,000	$ 800,000
Revenue	$ 1,300,000	$ 2,400,000	$ 3,600,000	$ 3,600,000
Impairment loss					1,100,000
Content asset						$ 500,000
Lease liabilities					2,700,000
Assets					2,600,000
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue					1,800,000
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue					$ 4,000,000